Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Interest income (Note 30)
Loans	[1]	$ 29,666	$ 23,959
Securities
Interest	[1]	7,928	3,721
Dividends	[1]	1,822	1,594
Deposits with banks	[1]	1,616	307
Total interest income	[1]	41,032	29,581
Interest expense (Note 30)
Deposits		9,748	3,742
Securitization liabilities		573	343
Subordinated notes and debentures		397	374
Other		2,961	991
Total interest expense		13,679	5,450
Net interest income		27,353	24,131
Non-interest income
Investment and securities services		5,869	6,179
Credit fees		1,615	1,453
Trading income (loss)		(257)	313
Service charges		2,871	2,655
Card services		2,890	2,435
Insurance revenue (Note 22)		5,380	4,877
Other income (loss) (Notes 12,13, 27)		3,311	650
Total non-interest income		21,679	18,562
Total revenue		49,032	42,693
Provision for (recovery of) credit losses (Note 8)		1,067	(224)
Insurance claims and related expenses (Note 22)		2,900	2,707
Non-interest expenses
Salaries and employee benefits		13,394	12,378
Occupancy, including depreciation		1,660	1,882
Technology and equipment, including depreciation		1,902	1,694
Amortization of other intangibles		599	706
Communication and marketing		1,355	1,203
Brokerage-related and sub-advisory fees		408	427
Professional, advisory and outside services		2,190	1,620
Other		3,133	3,166
Total non-interest expenses		24,641	23,076
Income before income taxes and share of net income from investment in Schwab		20,424	17,134
Provision for (recovery of) income taxes (Note 25)		3,986	3,621
Net income		17,429	14,298
Dividend		259	249
Net income available to common shareholders		$ 17,170	$ 14,049
Earnings per share (Canadian dollars) (Note 26)
Basic		$ 9.48	$ 7.73
Diluted		9.47	7.72
Dividends per common share (Canadian dollars)		$ 3.56	$ 3.16
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 12)		$ 991	$ 785

[1]	Includes $35,277 million for the year ended October 31, 2022 (October 31, 2021 – $26,706 million), which has been calculated based on the effective interest rate method (EIRM).